Supplement to the
Fidelity® Tactical Bond ETF
January 13, 2023
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2023.
TBE-SUSTK-0623-100 1.9910178.100	June 7, 2023